Significant Accounting Policies - Statutory reserves (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies
Appropriations to general reserve funds and statutory surplus funds	¥ 6,463	¥ 3,893	¥ 8,576
Minimum
Significant Accounting Policies
After tax profit to be transferred to statutory surplus fund (as a percent)	10.00%
After tax profit to be transferred to general reserve fund (as a percent)	10.00%
Maximum
Significant Accounting Policies
Limit of surplus fund as a percentage of registered capital, beyond which no further appropriation is required	50.00%
Limit of general reserve fund as a percentage of registered capital, beyond which no further appropriation is required	50.00%